Intangible Assets, Net - Schedule of Components of our Intangible Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Components of Our Intangible Assets [Abstract]
Software	$ 955,466	$ 916,069
Copyrights	61,040	62,744
Other	8,773	9,020
Less: accumulated amortization	(529,883)	(71,110)
Net finite-lived intangible assets	495,396	916,723
Operating licenses	18,689,581	20,247,909
Stock exchange trading right	128,821	128,062
Trademarks	87,038	89,709
Other	15,127	15,550
Intangible assets, net	$ 19,415,963	$ 21,397,953